Labor obligations - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average duration period of the benefit obligation	14 years 3 months 3 days	14 years 4 months 24 days	12 years 10 months 24 days
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 16,442
Decrease in benefit obligation	$ 14,608
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 17,691
Decrease in benefit obligation	$ 15,037